UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.7%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$4,615	$5,414,641
County of Jefferson Alabama, RB, Series A:
5.50%, 1/01/21	5,500	5,519,910
5.25%, 1/01/23	6,500	6,500,130
		17,434,681
Arizona — 5.0%
City of Tucson Arizona, COP (AGC):
4.25%, 7/01/21	1,870	2,064,761
4.25%, 7/01/22	1,895	2,089,219
Refunding, 4.00%, 7/01/20	2,325	2,605,069
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.63%, 7/01/20	2,000	1,622,380
Northern Arizona University, RB, 5.00%, 6/01/41	1,250	1,373,413
Phoenix Mesa Gateway Airport Authority, RB, Mesa Project, AMT:
5.00%, 7/01/27	700	770,056
5.00%, 7/01/32	1,200	1,288,248
Pima County IDA, RB:
Charter Schools Project, Series C, 6.70%, 7/01/21	955	958,820
Charter Schools Project, Series K, 6.38%, 7/01/31	930	932,474
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	2,325	2,582,098
Pinal County Electric District No. 3, Refunding RB, 5.00%, 7/01/25	1,600	1,820,512
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/25	4,000	4,702,920
Scottsdale IDA, Refunding RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 9/01/35	3,150	3,480,088
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,000	1,095,780
University of Arizona, RB, Speed, 5.00%, 8/01/28	3,630	4,149,671
		31,535,509
Arkansas — 0.2%
University of Arkansas, GO, Refunding RB, Various Facility, Series A, 5.00%, 11/01/31	1,000	1,221,190
California — 6.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	2,135	2,523,036

Municipal Bonds	Par (000)	Value
California (concluded)
California HFA, RB, Home Mortgage, Series K, AMT, 4.55%, 8/01/21	$780	$787,894
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	3,685	3,722,292
California Pollution Control Financing Authority, RB, AMT:
Republic Services Inc. Project, Series B, Mandatory Put Bonds, 5.25%, 6/01/23 (a)	605	691,140
Waste Management Inc. Project, Series A-2, 5.40%, 4/01/25	1,240	1,343,776
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (NPFGC), 4.75%, 12/01/23	5,000	5,440,800
City of Sacramento California, Special Tax Bonds, North Natomas Community Facilities, Series 4-C, 6.00%, 9/01/28	2,990	3,053,657
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.00%, 3/01/25	3,000	3,365,100
State of California, GO:
5.50%, 4/01/28	15	15,961
Various Purpose, 5.75%, 4/01/31	7,000	8,266,230
Various Purpose, 5.00%, 11/01/32	2,000	2,194,900
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37 (b)	6,440	7,442,450
		38,847,236
Colorado — 1.0%
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 7.50%, 12/01/15	6,000	6,229,380
Connecticut — 2.2%
Connecticut State Development Authority, RB, Learjet Inc. Project, AMT, 7.95%, 4/01/26	1,160	1,253,786
Connecticut State Health & Educational Facility Authority, Refunding RB:
Connecticut College, Series I, 5.00%, 7/01/29	1,075	1,258,212
Connecticut College, Series I, 5.00%, 7/01/31	620	721,041
Connecticut College, Series I, 5.00%, 7/01/32	500	577,785
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/31	1,780	1,961,436

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
State of Connecticut, GO, Series B, 5.00%, 4/15/31	$6,990	$8,387,371
		14,159,631
Delaware — 0.9%
Delaware State Municipal Electric Corp., Refunding RB, 5.00%, 7/01/37	5,000	5,545,800
Florida — 8.1%
Broward County School Board Florida, Refunding COP, Series A (AGM), (AGM), 5.00%, 7/01/24	10,000	11,478,400
County of Lee Florida, Refunding ARB, Series A, AMT:
5.50%, 10/01/23	1,000	1,158,270
5.63%, 10/01/26	500	569,245
(AGM), 5.00%, 10/01/27	1,635	1,804,271
County of Miami-Dade Florida, Refunding RB, Series C (BHAC), 5.00%, 10/01/23	8,000	9,209,200
County of Miami-Dade Florida Transit System, RB, Sales Tax (b):
5.00%, 7/01/32	1,500	1,716,870
5.00%, 7/01/33	3,000	3,414,660
Greater Orlando Aviation Authority Airport Facilities, Refunding RB, Series B, AMT:
5.00%, 10/01/25	1,000	1,133,480
5.00%, 10/01/26	2,935	3,299,586
Highlands County Health Facilities Authority, Refunding RB, Adventist Health, Series G, 5.13%, 11/15/16 (c)	35	41,643
JEA Electric System, Refunding RB, Sub- Series B, 5.00%, 10/01/24	4,615	5,262,392
Midtown Miami Community Development District, Special Assessment Bonds:
Series A, 6.00%, 5/01/24	2,880	2,933,712
Series B, 6.50%, 5/01/37	1,870	1,920,359
Portofino Shores Community Development District, Special Assessment Bonds, Series A, 6.40%, 5/01/34	1,085	1,100,418
South Lake County Hospital District, RB, South Lake Hospital Inc., 6.63%, 10/01/23	2,390	2,464,879
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds Series B, 5.50%, 11/01/10	155	108,502
University of Florida Research Foundation Inc., RB (AMBAC), 5.13%, 9/01/33	4,000	4,000,960
		51,616,847

Municipal Bonds	Par (000)	Value
Georgia — 1.1%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	$3,000	$3,440,190
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM):
4.00%, 8/01/23	1,500	1,611,405
4.13%, 8/01/24	2,000	2,144,400
		7,195,995
Guam — 0.4%
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	2,100	2,329,698
Hawaii — 0.9%
State of Hawaii, Refunding ARB, Series A, 5.25%, 7/01/29	5,000	5,730,500
Idaho — 0.6%
Idaho Health Facilities Authority, Refunding RB, St. Luke’s Regional Medical Center (AGM), 4.63%, 7/01/30	3,700	4,017,534
Illinois — 6.1%
Chicago Transit Authority, RB, 5.25%, 12/01/31	2,000	2,331,980
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series B-2, AMT (AGM), 5.75%, 1/01/23	8,130	8,529,020
Madison, Macoupin, Etc. Counties Community College District No. 536, GO, Refunding, Lewis & Clark Community College (b):
5.00%, 5/01/29	350	392,998
5.00%, 5/01/30	475	530,247
5.00%, 5/01/31	500	556,960
5.00%, 5/01/32	500	553,720
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	3,500	4,084,220
6.25%, 6/01/24	12,750	14,376,263
Village of Hodgkins Illinois, RB, MBM Project, AMT, 5.90%, 11/01/17	6,000	6,008,280
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,480	1,485,831
		38,849,519
Indiana — 4.0%
City of Whiting Indiana, RB, BP Products North America, 5.25%, 1/01/21	4,800	5,788,128

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 4/01/19	$2,000	$2,362,000
Indiana Finance Authority, Refunding RB, Environmental Improvement, United Steel Corp. Project, 6.00%, 12/01/19	5,000	5,347,700
Indiana Finance Authority Wastewater Utility, RB, 5.25%, 10/01/31	10,000	11,826,300
		25,324,128
Iowa — 1.0%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 4/01/23	695	829,503
5.25%, 4/01/24	730	861,831
5.25%, 4/01/25	520	609,986
5.25%, 4/01/26	360	419,397
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 9/01/20	1,000	1,120,480
5.00%, 9/01/22	2,315	2,518,465
		6,359,662
Kansas — 2.3%
Kansas Development Finance Authority, RB, KU Health System, Series H:
5.00%, 3/01/26	3,220	3,541,420
5.00%, 3/01/27	3,905	4,280,622
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	1,500	1,739,520
Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,113,130
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	3,425	3,778,083
		14,452,775
Kentucky — 3.0%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	8,650	9,684,540
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	8,000	9,457,520
		19,142,060
Louisiana — 6.3%
Jefferson Parish Hospital Service District No. 1, Refunding RB, West Jefferson Medical Center, Series A, (AGM), 5.50%, 1/01/26	3,000	3,368,940

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, BRCC Facilities Corp. Project:
5.00%, 12/01/27	$3,445	$4,048,116
5.00%, 12/01/28	3,715	4,338,860
Louisiana Public Facilities Authority, RB, Nineteenth Judicial District Court (NPFGC), 5.50%, 6/01/41	2,000	2,179,140
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana, LLC Project, Series A, 5.00%, 9/01/28	4,000	4,283,840
New Orleans Aviation Board Louisiana, Refunding RB, GARB, Restructuring, Series A-2, (AGC), 6.00%, 1/01/23	850	1,019,762
Parish of St. Charles Louisiana, RB, Valero Energy Corp. Project, 4.00%, 12/01/40 (a)	1,760	1,861,922
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	3,500	3,518,655
State of Louisiana, GO, Series A, 5.00%, 8/01/24	12,000	15,095,760
		39,714,995
Maine — 0.3%
Portland New Public Housing Authority Maine, Refunding RB, Senior Living, Series A, 6.00%, 2/01/34	1,965	2,026,111
Maryland — 0.7%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,750	1,929,043
Maryland EDC, Refunding RB, CNX Marine Terminals Inc., 5.75%, 9/01/25	790	855,151
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health System, Series B, 5.00%, 7/01/33	1,140	1,338,565
Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	500	524,300
		4,647,059
Massachusetts — 0.2%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, 5.00%, 7/01/25	1,060	1,154,923

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 4.0%
City of Detroit Michigan, Refunding RB,
Second Lien, Series C (BHAC), 5.75%,
7/01/26	$4,235	$4,900,488
Manistee Area Public Schools, GO,
Refunding (Q-SBLF), 5.00%, 5/01/25	1,000	1,140,230
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series A, 5.00%, 10/15/24	2,500	2,965,350
Michigan State Hospital Finance
Authority, Refunding RB, Henry Ford
Health, 5.25%, 11/15/24	4,900	5,532,933
State of Michigan Trunk Line, RB, Fund,
5.00%, 11/15/31	2,000	2,343,320
Wayne County Airport Authority, RB,
Detroit Metropolitan Wayne County
Airport, AMT (AGC), 4.75%, 12/01/18	7,665	8,286,325
		25,168,646
Minnesota — 0.6%
City of St. Cloud Minnesota, Refunding
RB, Centracare Health System,
Series A, 4.25%, 5/01/21	2,300	2,586,051
University of Minnesota, RB, Biomedical
Science Research Facilities Funding
Program, Series B, 5.00%, 8/01/36	1,000	1,167,890
		3,753,941
Mississippi — 1.5%
Mississippi Business Finance Corp.,
Refunding RB, System Energy
Resource Inc. Project:
5.88%, 4/01/22	5,000	5,014,150
5.90%, 5/01/22	4,410	4,422,480
		9,436,630
Missouri — 2.6%
Missouri Development Finance Board,
RB, St. Joseph Sewage System
Improvements, Series E, 4.75%,
5/01/26	750	786,968
Missouri Joint Municipal Electric Utility
Commission Power, RB, Prairie State
Project, Series A (BHAC), 5.00%,
1/01/32	5,000	5,557,100
Missouri State Environmental
Improvement & Energy Resources
Authority, Refunding RB, Revolving
Funds Program, Series A, 5.00%,
1/01/25	3,150	3,954,321
Missouri State Health & Educational
Facilities Authority, Refunding RB,
SSM Health Care, Series B, 4.25%,
6/01/25	5,975	6,501,457
		16,799,846

Municipal Bonds	Par (000)	Value
Montana — 0.5%
Montana Facility Finance Authority,
Refunding RB, Series B, 5.00%,
1/01/24	$2,625	$3,007,384
Nebraska — 0.8%
Douglas County School District No. 17
Nebraska, GO, Refunding, 2.00%,
6/15/25	4,380	4,213,385
Lancaster County Hospital Authority No.
1, Refunding RB, Immanuel Obligation
Group, 5.50%, 1/01/30	1,000	1,122,680
		5,336,065
Nevada — 1.0%
County of Clark Nevada, Special
Assessment Bonds, Special
Improvement District No. 142, Local
Improvement, 6.38%, 8/01/23	2,040	2,101,200
County of Humboldt Nevada, Refunding
RB, Idaho Power Co. Project, 5.15%,
12/01/24	3,800	4,277,242
		6,378,442
New Jersey — 13.8%
Essex County Improvement Authority,
RB, Newark Project, Series A (AGM),
5.00%, 11/01/20	2,000	2,313,740
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM) (c):
5.80%, 11/01/15	3,635	4,251,787
5.80%, 11/01/15	5,050	5,906,884
New Jersey EDA, RB:
Continental Airlines Inc.
Project, AMT, 6.63%,
9/15/12 (d)	5,540	5,568,309
Motor Vehicle Surcharge, Series A,
(NPFGC), 5.25%, 7/01/33	10,000	10,704,800
New Jersey EDA, Refunding RB:
New Jersey American Water
Co., Series E, AMT, 4.70%,
12/01/25	3,000	3,294,060
School Facilities Construction,
Series AA, 4.25%, 12/15/24	3,850	4,230,033
School Facilities Construction,
Series EE, 5.00%, 9/01/23	3,465	4,125,360
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
Hackensack University Medical,
Series B (AGM), 4.00%, 1/01/24	635	687,032
New Jersey Higher Education Assistance
Authority, Refunding RB:
Series 1, AMT, 5.50%,
12/01/26	1,665	1,904,294
Series 1, AMT, 5.00%,
12/01/27	12,000	13,037,520

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Higher Education Assistance Authority, Refunding RB (concluded):
Series 1A, 4.75%, 12/01/21	$2,400	$2,691,504
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 5.10%, 10/01/23	4,150	4,436,848
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C, (AMBAC), 4.07%, 12/15/25 (e)	9,450	5,514,358
Series A, 5.25%, 6/15/24	3,185	3,844,773
Series B, 5.50%, 6/15/31	10,000	11,874,400
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 1/01/23	1,375	1,548,938
State of New Jersey, GO, Refunding, 5.25%, 8/01/21	1,355	1,741,297
		87,675,937
New York — 18.2%
City of New York New York, GO:
Series D1, 5.13%, 12/01/26	4,615	5,441,546
Sub-Series G-1, 5.00%, 4/01/28	1,000	1,201,100
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	3,500	4,115,930
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	6,300	6,504,183
Hudson New York Yards Infrastructure Corp., RB, 5.75%, 2/15/47	4,250	4,981,297
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	1,475	1,778,290
Metropolitan Transportation Authority, RB:
Sub-Series B-1, 5.00%, 11/15/24	2,300	2,832,864
Sub-Series B-4, 5.00%, 11/15/24	1,500	1,847,520
Transportation, Series A, 5.00%, 11/15/25	1,980	2,245,954
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.25%, 11/15/25	4,000	4,771,520
Series D, 4.00%, 11/15/32 (b)	2,000	2,062,980
New York City Industrial Development Agency, RB:
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16	3,500	3,535,840

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Industrial Development Agency, RB (concluded):
Special Needs Facilities Pooled Program, Series C-1, 6.80%, 7/01/19	$1,770	$1,801,772
New York City Industrial Development Agency, Refunding RB, New York Stock Exchange Project, Series A, 4.25%, 5/01/24	1,740	1,912,904
New York City Transitional Finance Authority, RB:
Fiscal 2007, Series S-1, (NPFGC), 5.00%, 7/15/24	500	565,640
Fiscal 2009, Series S-3, 5.00%, 1/15/23	3,560	4,257,796
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/29	2,750	3,148,475
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	3,000	3,362,850
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub- Series 2-4, 5.00%, 1/15/27	6,900	7,677,768
New York State Dormitory Authority, RB:
Education, Series D, 5.00%, 3/15/31	4,500	5,082,930
Fordham University, Series A, 5.25%, 7/01/25	900	1,079,190
Mental Health Services Facilities Improvement, Series A (AGM), 5.00%, 2/15/22	4,000	4,649,720
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	1,000	1,173,760
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/30	1,495	1,694,418
North Shore-Long Island Jewish Health System, Series D, 5.00%, 5/01/39	1,600	1,744,224
NYU Hospital Center, Series A, 5.00%, 7/01/22	1,725	1,976,281
NYU Hospital Center, Series A, 5.13%, 7/01/23	1,670	1,906,372
School Districts Financing Program, Series C, 5.00%, 10/01/24	3,165	3,861,838
University of Rochester, Series C, 4.00%, 7/01/24	625	679,231

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	$2,225	$2,412,300
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	650	746,590
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/23	2,160	2,450,909
Yeshiva University, 4.00%, 9/01/23	2,860	3,123,835
Yeshiva University, 4.25%, 9/01/24	2,750	3,023,652
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	2,475	2,740,270
Port Authority of New York & New Jersey, Refunding RB:
Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	1,000	1,137,790
Consolidated, 153rd Series, 5.00%, 7/15/24	2,010	2,314,394
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	2,985	3,287,948
Westchester County New York Health Care Corp., Refunding RB, Senior Lien, Series A, 5.00%, 11/01/24	5,470	6,176,505
		115,308,386
North Carolina — 2.2%
City of Charlotte North Carolina, RB, Charlotte Douglas Airport, Series A, 5.00%, 7/01/33	4,000	4,564,600
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,105	1,901,678
North Carolina Capital Facilities Finance Agency, RB, Solid Waste Disposal, Duke Energy Carolinas Project, Series B, 4.38%, 10/01/31	2,000	2,152,000
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	1,925	2,176,944
North Carolina Medical Care Commission, Refunding RB:
Vidant Health, Series A, 5.00%, 6/01/36	1,500	1,646,475
WakeMed, Series A, 5.00%, 10/01/31	1,500	1,702,005
		14,143,702

Municipal Bonds	Par (000)	Value
Ohio — 0.7%
Cincinnati City School District, Refunding GO, School Improvement, 5.25%, 6/01/24	$1,825	$2,198,541
City of Cincinnati Ohio, Refunding GO, Various Purpose, Series A, 4.38%, 12/01/30	900	973,494
Kent State University, ERB, General Receipts, Series A, 5.00%, 5/01/37	1,000	1,131,780
		4,303,815
Oregon — 1.5%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	2,000	2,320,860
Oregon Health & Science University, Refunding RB, Series A, 5.00%, 7/01/26	1,500	1,776,135
Oregon State Facilities Authority, Refunding RB, Reed College Project, Series A, 5.00%, 7/01/29	1,835	2,162,602
State of Oregon, GO:
Odot Project, Tax-Exempt, Series I, 5.00%, 5/01/37	1,000	1,180,920
Series H, 5.00%, 5/01/36	2,000	2,361,840
		9,802,357
Pennsylvania — 9.1%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/20	2,895	3,177,581
City of Philadelphia Pennsylvania, Refunding RB, Series B, AMT (AGM), 5.00%, 6/15/19	3,905	4,322,484
City of Pittsburgh Pennsylvania, GO, Series C (AGM), 5.25%, 9/01/18	6,430	7,226,548
City of Pittsburgh Pennsylvania, GO, Refunding, Series B (AGM), 5.25%, 9/01/17	9,630	10,930,917
County of Allegheny Pennsylvania, GO, Series C-67:
5.00%, 11/01/25	2,700	3,094,956
5.00%, 11/01/26	2,375	2,699,947
County of Allegheny Pennsylvania, Refunding GO, Series C-68, 5.00%, 11/01/25	2,515	2,882,894
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	3,500	3,585,435
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	7,710	7,582,785
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/31	4,000	4,642,920

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	$6,225	$7,385,029
		57,531,496
Puerto Rico — 5.1%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A (AGC), 5.00%, 7/01/25	3,215	3,514,638
Puerto Rico Electric Power Authority, RB, Series TT, 5.00%, 7/01/27	6,500	6,894,485
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	3,000	3,621,510
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	885	963,455
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	9,450	10,474,663
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.63%, 8/01/30	1,925	2,038,691
6.00%, 8/01/42	650	735,040
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	3,800	4,219,748
		32,462,230
Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp., RB:
Providence College, 5.00%, 11/01/34	1,750	1,973,510
University of Rhode Island, Series A, (AGC), 4.75%, 9/15/24	2,500	2,835,525
		4,809,035
South Carolina — 0.2%
County of Florence South Carolina, Refunding RB, McLeod Regional Medical Center, Series A, 4.50%, 11/01/25	1,000	1,095,080
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 5.00%, 9/01/25	1,000	1,116,490
Tennessee — 2.6%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM), 5.00%, 10/01/22	1,620	1,875,312

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/19	$1,360	$1,361,360
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, Eastowne Village Project, 4.00%, 6/01/31 (a)	3,810	4,183,151
Memphis-Shelby County Sports Authority Inc., Refunding RB:
Memphis Arena Project, Series A, 5.00%, 11/01/23	2,695	3,080,897
Memphis Arena Project, Series B, 5.00%, 11/01/22	1,000	1,147,150
Shelby County Health Educational & Housing Facilities Board, RB, Germantown Village, Series A:
6.75%, 12/01/18	3,550	3,603,889
7.00%, 12/01/23	1,450	1,468,517
		16,720,276
Texas — 4.2%
City of Houston Texas, Refunding ARB, Subordinate Lien, Series A, AMT:
5.00%, 7/01/25	1,500	1,703,610
5.00%, 7/01/32	1,010	1,115,484
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	4,000	4,007,040
Frisco ISD, GO, Refunding, (PSF-GTD), 4.25%, 8/15/28	5,500	6,244,810
Grand Prairie ISD, GO, Refunding, 4.00%, 2/15/26	1,500	1,692,015
Gulf Coast IDA, RB, Citgo Petroleum Corp. Project, Mandatory Put Bonds, AMT, 7.50%, 5/01/25 (a)	2,440	2,451,395
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	2,000	2,147,540
San Jacinto River Authority, RB, Special Project, 5.25%, 10/01/25	2,910	3,367,889
Socorro ISD, GO, Refunding:
5.00%, 8/15/30	1,000	1,175,460
5.00%, 8/15/32	2,500	2,911,025
		26,816,268
Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Middlebury College Project, 5.00%, 11/01/32	1,680	2,005,618

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2012	7

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 2.9%
James City County EDA, Refunding RB, First Mortgage, Williamsburg Lodge, Series A:
5.75%, 3/01/17	$3,285	$3,317,784
6.00%, 3/01/23	1,150	1,158,843
Roanoke EDA, Refunding RB, Carilion Health System, Series B (AGM):
5.00%, 7/01/20 (c)	50	63,229
5.00%, 7/01/38	3,155	3,454,536
Tobacco Settlement Financing Corp. Virginia, RB, Asset-Backed, 5.63%, 6/01/15 (c)	7,800	8,942,934
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, 5.00%, 7/01/34	1,560	1,656,190
		18,593,516
West Virginia — 2.7%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A, 5.13%, 9/01/23	4,000	4,377,480
West Virginia University, RB, Board of Governors University Improvement, Series B:
5.00%, 10/01/29	7,520	8,815,921
5.00%, 10/01/30	3,500	4,081,665
		17,275,066
Wisconsin — 2.1%
State of Wisconsin, GO, Series C, 4.50%, 5/01/30	6,120	6,932,369
Wisconsin Health & Educational Facilities Authority, Refunding RB, Aurora Health Care Inc., Series A, (AGM), 5.00%, 7/15/27	3,770	4,243,135
Wisconsin Housing & EDA, RB, Series C, AMT, 4.85%, 9/01/26	2,000	2,086,720
		13,262,224
Total Municipal Bonds – 130.7%		830,337,683

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
California — 3.3%
Peralta Community College District, GO, Election of 2000, Series D (AGM), 5.00%, 8/01/30	10,140	10,713,113
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	9,028	9,880,900
		20,594,013

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Illinois — 3.8%
Du Page & Will Counties Community School District No. 204 Indian, GO, School Building, Series A (NPFGC), 5.25%, 12/30/22	$8,650	$9,925,081
McHenry County Conservation District Illinois, GO (AGM), 5.13%, 2/01/27	12,695	13,969,689
		23,894,770
Louisiana — 1.7%
State of Louisiana Gas & Fuels, Refunding RB, Series A-1, 4.00%, 5/01/34	10,000	10,656,500
Massachusetts — 3.3%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare, Series L, 5.00%, 7/01/31	10,175	11,722,091
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	8,338	9,228,447
		20,950,538
Minnesota — 1.8%
State of Minnesota, GO, State Various Purpose, Series A, 4.00%, 8/01/29	10,525	11,687,458
New Jersey — 1.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series D (AGM), 5.00%, 6/15/19	11,120	12,319,959
New York — 11.4%
City of New York New York, GO:
Sub-Series B-1, 5.25%, 9/01/22	8,250	10,128,360
Sub-Series I-1, 5.50%, 4/01/21	4,992	6,287,100
City of New York New York, Refunding GO, Series E, 5.00%, 8/01/24	3,990	4,763,102
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	8,000	8,964,960
New York State Urban Development Corp., RB, State Personal Income Tax, State Facilities, Series A-1 (NPFGC), 5.25%, 3/15/14 (c)	10,000	10,806,200
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	8,003	9,562,731
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	5,530	6,442,671
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.25%, 10/15/27	11,101	12,167,276

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2012	8

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New York (concluded)
Suffolk County Water Authority, Refunding RB, 3.00%, 6/01/25	$3,242	$3,381,428
		72,503,828
Washington — 1.8%
Snohomish County School District No. 15 - Edmonds Washington, GO, (NPFGC), 5.00%, 6/01/16 (c)	10,000	11,518,400
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 29.0%		184,125,466
Total Long-Term Investments (Cost – $928,395,333) – 159.7%		1,014,463,149

Short-Term Securities
Connecticut — 1.1%
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Sub- Series A-2, 0.17%, 8/01/12 (i)	7,000	7,000,000
Virginia — 1.5%
Roanoke Economic Development Authority, RB, VRDN, Carilion Health System, Series A-2 (AGM Insurance, Wells Fargo Bank NA SBPA), 0.17%, 8/01/12 (i)	9,450	9,450,000

	Shares
Money Market Funds — 0.00%
FFI Institutional Tax-Exempt Fund, 0.01%, 8/01/12 (g)(h)	53,165	53,165
Total Short-Term Securities (Cost – $16,503,165) – 2.6%		16,503,165
Total Investments (Cost - $944,898,498*) – 162.3%		1,030,966,314
Liabilities in Excess of Other Assets – (1.7)%		(10,852,980)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (15.4)%		(97,654,541)
VRDP Shares, at Liquidation Value – (45.2)%		(287,100,000)
Net Assets Applicable to Common Shares – 100.0%		$635,358,793

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$847,407,866
Gross unrealized appreciation	$86,952,835
Gross unrealized depreciation	(983,844)
Net unrealized appreciation	$85,968,991

(a)	Variable rate security. Rate shown is as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Plc	$7,442,450	$(15,649)
First Southwest Co.	$2,062,980	$49,700
JPMorgan Chase & Co.	$5,131,530	$40,680
Stifel Nicolaus & Co.	$2,033,925	$(4,032)

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at July 31, 2012	Income
FFI Institutional Tax-Exempt Fund	3,601,217	(3,548,052)	53,165	$6

(h)	Represents the current yield as of report date.

(i)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2012	9

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,014,463,149	—	$1,014,463,149
Short-Term Securities	$53,165	16,450,000	—	16,503,165
Total	$53,165	$1,030,913,149	—	$1,030,966,314

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(97,589,457)	—	$(97,589,457)
VRDP Shares	—	(287,100,000)	—	(287,100,000)
Total	—	$(384,689,457)	—	$(384,689,457)

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2012	10

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 25, 2012